Convertible Debt - Net (Tables)	9 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Schedule of Convertible Debt

The Company has recorded derivative liabilities associated with convertible debt instruments, as more fully discussed at Note 8.

Third Party

Balance June 30, 2015	$-

Proceeds	867,578

Repayments	-

Less: gross debt discount recorded	(867,578)

Add: Amortization of Debt Discount	192,663

Less Current portion	-

Long-Term Convertible Debt	$192,663